CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ₪ / shares
CONSOLIDATED BALANCE SHEETS
Allowance for doubtful accounts receivable (in dollars) | $	$ 548		$ 570
Ordinary shares, par value (in NIS per share) | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	100,000,000		100,000,000
Ordinary shares, shares issued	62,489,428		59,040,697
Ordinary shares, shares outstanding	33,017,814		29,569,083
Treasury stock, shares	29,471,614		29,471,614